Segmented information - Disclosure of revenue information by location (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of geographical areas [line items]
Revenue	$ 12,867,201	$ 12,126,793
Western and Southern Europe
Disclosure of geographical areas [line items]
Revenue	2,116,082	1,903,220
Revenue	2,152,113	1,917,760
Western and Southern Europe | France
Disclosure of geographical areas [line items]
Revenue	1,846,832	1,721,622
Western and Southern Europe | Spain
Disclosure of geographical areas [line items]
Revenue	111,515	33,490
Western and Southern Europe | Portugal
Disclosure of geographical areas [line items]
Revenue	105,225	105,776
Western and Southern Europe | Others
Disclosure of geographical areas [line items]
Revenue	52,510	42,332
U.S. | U.S.
Disclosure of geographical areas [line items]
Revenue	3,987,025	3,510,193
U.S. Commercial and State Government
Disclosure of geographical areas [line items]
Revenue	2,075,321	1,800,747
U.S. Commercial and State Government | U.S.
Disclosure of geographical areas [line items]
Revenue	2,226,473	1,889,999
U.S. Federal
Disclosure of geographical areas [line items]
Revenue	1,750,902	1,607,431
U.S. Federal | U.S.
Disclosure of geographical areas [line items]
Revenue	1,760,552	1,620,194
Canada
Disclosure of geographical areas [line items]
Revenue	1,981,380	1,755,804
Canada | Canada
Disclosure of geographical areas [line items]
Revenue	2,143,211	1,892,246
Scandinavia and Central Europe
Disclosure of geographical areas [line items]
Revenue	1,652,658	1,735,134
Revenue	1,571,118	1,663,470
Scandinavia and Central Europe | Germany
Disclosure of geographical areas [line items]
Revenue	811,458	786,426
Scandinavia and Central Europe | Sweden
Disclosure of geographical areas [line items]
Revenue	697,941	782,581
Scandinavia and Central Europe | Norway
Disclosure of geographical areas [line items]
Revenue	143,259	166,127
U.K. and Australia
Disclosure of geographical areas [line items]
Revenue	1,472,907	1,555,690
Revenue	1,291,125	1,355,603
U.K. and Australia | U.K.
Disclosure of geographical areas [line items]
Revenue	1,397,161	1,487,774
U.K. and Australia | Australia
Disclosure of geographical areas [line items]
Revenue	75,746	67,916
Finland, Poland and Baltics
Disclosure of geographical areas [line items]
Revenue	762,529	792,072
Revenue	729,024	768,994
Finland, Poland and Baltics | Others
Disclosure of geographical areas [line items]
Revenue	34,676	37,660
Finland, Poland and Baltics | Finland
Disclosure of geographical areas [line items]
Revenue	727,853	754,412
Northwest and Central-East Europe
Disclosure of geographical areas [line items]
Revenue	728,329	733,464
Revenue	692,859	716,183
Northwest and Central-East Europe | Others
Disclosure of geographical areas [line items]
Revenue	64,632	73,493
Northwest and Central-East Europe | Netherlands
Disclosure of geographical areas [line items]
Revenue	494,227	479,597
Northwest and Central-East Europe | Denmark
Disclosure of geographical areas [line items]
Revenue	114,849	124,553
Northwest and Central-East Europe | Czech Republic
Disclosure of geographical areas [line items]
Revenue	54,621	55,821
Asia Pacific
Disclosure of geographical areas [line items]
Revenue	4,460	4,774
Revenue	799,661	680,554
Asia Pacific | Others
Disclosure of geographical areas [line items]
Revenue	$ 4,460	$ 4,774